Operating leases (Details) - Schedule of Component of Lease Cost - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Component of Lease Cost [Abstract]
Operating lease cost	$ 2,053,911	$ 1,948,051	$ 1,177,689
Short-term lease cost	18,404	35,710	117,118
Total lease cost	$ 2,072,315	$ 1,983,761	$ 1,294,807